Nature of Business and Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2016
Core systems | Minimum
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life, in years	3 years
Core systems | Maximum
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life, in years	25 years
Buildings | Minimum
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life, in years	12 years
Buildings | Maximum
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life, in years	50 years
Leasehold improvements | Minimum
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life, in years	12 years
Leasehold improvements | Maximum
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life, in years	40 years
Personal property | Minimum
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life, in years	3 years
Personal property | Maximum
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Estimated useful life, in years	10 years